Stock-Based Compensation Plans - Summary of changes in outstanding options (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Payment Arrangement [Abstract]
Options outstanding	132,504	147,538	174,510	236,385
Options granted		29,260	30,255
Options exercised	(15,034)	(56,232)	(92,130)
Options outstanding weighted average exercise price	$ 33.82	$ 33.48	$ 28.70	$ 25.35
Options outstanding weighted average exercise price - Granted		45.97	43.45
Options outstanding weighted average exercise price - Exercised	$ 30.42	$ 25.17	24.93
Options outstanding weighted average exercise price - modification			$ 30.21
Options outstanding weighted average remaining term	5 years 9 months 22 days	6 years 8 months 15 days	6 years	6 years 1 month 7 days
Options outstanding weighted average grant date fair value	$ 1,631	$ 1,782	$ 1,901	$ 2,440
Options granted weighted average grant date fair value		$ 427	$ 440
Options exercised weighted average grant date fair value	$ (151)	$ (546)	$ (842)
Options modified weighted average grant date fair value			$ (137)
Options exercisable at December 31, 2019	114,189
Options exercisable weighted average exercise price	$ 32.11
Options exercisable weighted average remaining term	5 years 3 months 20 days
Options exercisable weighted average grant date fair value	$ 1,333
Options vested during twelve months ended December 31, 2019	9,509
Options vested weighted average grant date fair value	$ 138